LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.18%
INVESTMENT COMPANY–47.18%
International Equity Fund–47.18%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	20,632,556	$267,480,456
Total Affiliated Investment (Cost $190,286,460)		267,480,456

UNAFFILIATED INVESTMENTS–52.55%
INVESTMENT COMPANIES–52.55%
International Equity Fund–48.01%
*Dimensional Investment Group– DFA International Value Portfolio	11,910,565	272,156,411
272,156,411
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	25,737,008	$25,737,008
		25,737,008
Total Unaffiliated Investments (Cost $185,840,958)		297,893,419

TOTAL INVESTMENTS–99.73% (Cost $376,127,418)	565,373,875
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,511,445
NET ASSETS APPLICABLE TO 50,711,577 SHARES OUTSTANDING–100.00%	$566,885,320

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
82	British Pound	$6,616,888	$6,632,992	6/16/25	$—	$(16,104)
81	Euro	10,997,775	11,122,304	6/16/25	—	(124,529)
94	Japanese Yen	7,894,825	8,062,089	6/16/25	—	(167,264)
					—	(307,897)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	388,780	387,639	6/20/25	1,141	—
3	E-mini Russell 2000 Index	304,065	306,255	6/20/25	—	(2,190)
2	E-mini S&P 500 Index	565,325	562,887	6/20/25	2,438	—
1	E-mini S&P MidCap 400 Index	293,860	288,282	6/20/25	5,578	—
191	Euro STOXX 50 Index	10,716,750	10,952,444	6/20/25	—	(235,694)
59	FTSE 100 Index	6,548,239	6,547,372	6/20/25	867	—
31	Nikkei 225 Index (OSE)	7,370,225	7,517,059	6/12/25	—	(146,834)
					10,024	(384,718)
Total Futures Contracts					$10,024	$(692,615)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.18%@
International Equity Fund-47.18%@
✧✧LVIP Dimensional International Core Equity Fund	$264,810,552	$3,210,690	$19,612,404	$1,603,204	$17,468,414	$267,480,456	20,632,556	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Dimensional International Equity Managed Volatility Fund–3